Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (6,083,379)	$ (6,951,698)	$ (1,673,735)
Adjustments to reconcile net loss to net cash used in operating activities
Income from accounts payable written-off		(146,662)
Actuarial gain on liabilities		(46,805)
Depreciation, depletion and amortization	810,855	698,851	876,676
Amortization of deferred charges	78,991	72,756	57,418
Share-based compensation	1,288,583	3,007,081	247,817
Issuance of shares for compensation of employee and non-employee services	225,776	155,556
Post-employment benefits costs	77,396	68,701	(27,083)
Changes in operating assets and liabilities
Accounts receivable	134,213	(1,046,645)	409,599
Prepayment and other current assets	(234,065)	(287,352)	(77,419)
Other assets – non current	209,002	(70,509)	(184,344)
Accounts payable		(473,498)	(109,428)
Other current liabilities	1,469	(15,129)	11,296
Accrued expenses	(40,403)	(147,015)	25,373
Taxes payable	(17,094)	(3,680)	4,036
Net cash used in operating activities	(3,548,656)	(5,186,048)	(439,794)
Cash flows from investing activities
Oil and gas exploration and development costs	(2,448,270)	(357,333)	(545,579)
Purchase of property and equipment	(311,559)
Deferred charges			(500,000)
Net cash used in investing activities	(2,759,829)	(357,333)	(1,045,579)
Cash flows from financing activities
Proceeds from IPO			13,650,007
Payment for IPO cost (offering cost)			(525,931)
(Repayment of) Proceeds from bank loan		(125,289)	174
Repayment of long term loan to a third party		(1,000,000)
Net cash (used in) provided by financing activities		(1,125,289)	13,124,250
Net change in cash and cash equivalents, and restricted cash	(6,308,485)	(6,668,670)	11,638,877
Cash and cash equivalents, and restricted cash at beginning of year	9,403,499	16,072,169	4,433,292
Cash and cash equivalents, and restricted cash at end of year	3,095,014	9,403,499	16,072,169
Supplementary disclosure of cash flow information:
Interest	15,673	10,891	11,991
Income tax
Non-cash investing and financing activities
Asset retirement obligations		364,272	118,640
Purchase of oil and gas property financed by accounts payable	$ 1,061,945